UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                           -----------------

Check here if Amendment |X|; Amendment Number: 1
This Amendment (Check only one.):
            |X| is a restatement (corrected CUSIP numbers only).
            |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

      Name:                   GREEN STREET INVESTORS, LLC

      Address:                2901 W. COAST HIGHWAY
                              SUITE 200 #23-24
                              NEWPORT BEACH, CALIFORNIA 92663

      13F File Number:        028-12448


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

      Name:                   Patrick Burns

      Title:                  Reporting Agent

      Phone:                  310-275-7300

      Signature, Place, and Date of Signing:

      /s/ Patrick Burns       Beverly Hills, CA       04/17/2007
      --------------------    ------------------      ----------------
      (Signature)             (City, State)           (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              27

Form 13F Information Value Total (thousands):                $98,451.09


List of Other Included Managers:                                   NONE

Form 13F-HR Information Table

COLUMN 1                      COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
---------------------------- ---------   ---------  ----------   -------------------   ----------    --------   -------------------
                              Title of                VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
Name of Issuer                  Class      CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED   NONE

AMB PPTY CORP                   COM      00163T109     377.60      25,600   SH            YES          NONE     YES
ARCHSTONE-SMITH TRUST           COM      039583109   5,010.75      76,500   SH            YES          NONE     YES
ASSOCIATED ESTATES
   RLTY CORP                    COM      045604105     707.64   661242.58   SH            YES          NONE     YES
AVALONBAY CMNTYS INC            COM      053484101   8,052.58      55,200   SH            YES          NONE     YES
BOSTON PROPERTIES INC           COM      101121101   2,880.72      24,000   SH            YES          NONE     YES
CRESCENT REAL ESTATE
   EQUITIES CO.                 COM      225756105   1,253.15     110,800   SH            YES          NONE     YES
DEVELOPERS DIVERSIFIED
   RLTY CORP                    COM      251591103      221.6       8,000   SH            YES          NONE     YES
EDUCATION RLTY TR INC           COM      28140H104   2,112.48       97800   SH            YES          NONE     YES
EQUITY LIFESTYLE PPTYS INC      COM      29472R108   3,065.28       62000   SH            YES          NONE     YES
EQUITY RESIDENTIAL PPTYS TR
   SH BEN INT                   COM      29476L107   6,671.84     118,400   SH            YES          NONE     YES
EXTRA SPACE STORAGE INC         COM      30225T102   1,118.04       18800   SH            YES          NONE     YES
GENERAL GROWTH PPTYS INC        COM      370021107   8,014.66     157,800   SH            YES          NONE     YES
HEALTH CARE PPTYS INVS INC      COM      421915109   4,166.96      48,600   SH            YES          NONE     YES
HEALTH CARE REIT INC 1 &
   1 TAKEOVER RT                COM      42217K106   3,741.64      83,500   SH            YES          NONE     YES
HIGHWOODS PPTYS INC             COM      431284108   1,507.72      38,600   SH            YES          NONE     YES
HOST HOTELS & RESORTS, INC.     COM      44107P104   2,648.70      45,000   SH            YES          NONE     YES
MAGUIRE PPTYS INC               COM      559775101   3,496.82     105,900   SH            YES          NONE     YES
NATIONWIDE HEALTH PPTYS INC     COM      638620104     461.25       8,200   SH            YES          NONE     YES
PROLOGIS SHS OF BENEFICIAL
   INTEREST                     COM      743410102   6,706.50     102,000   SH            YES          NONE     YES
PUBLIC STORAGE INC              COM      74460D109   7,609.95      67,500   SH            YES          NONE     YES
REGENCY CENTERS CORP            COM      758849103   4,020.19      63,400   SH            YES          NONE     YES
SIMON PROPERTY GROUP INC        COM      828806109   1,246.40      65,600   SH            YES          NONE     YES
SL GREEN REALTY CORP            COM      78440X101     931.68       9,200   SH            YES          NONE     YES
STARWOOD HOTELS & RESORTS
   WORLDWIDE INC                COM      85590A401   1,965.60      21,000   SH            YES          NONE     YES
TAUBMAN CTRS INC                COM      876664103      841.7      29,700   SH            YES          NONE     YES
WEINGARTEN RLTY INVS SH
   BEN INT                      COM      948741103  14,310.00      112500   SH            YES          NONE     YES
WELLS FARGO SHORT-TERM
   INVESTMENT FUND G            COM      012222156   5,309.64      90,300   SH            YES          NONE     YES